Stock-based Compensation - Summary of stock option activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Options outstanding Beginning balance, Shares	8,546,017
Options outstanding, Granted	16,442,272
Options outstanding, Exercised	(3,883,523)
Options outstanding, Forfeited	(736,533)
Options outstanding, Expired	(41,849)
Options Outstanding, Ending balance, Shares	20,326,384	8,546,017
Unvested, Ending balance	18,524,426
Exercisable, Ending balance	1,801,958
Options outstanding Beginning balance, Shares	$ 0.85
Options outstanding, Granted	9.04
Options Outstanding, Exercised	0.50
Options outstanding, Forfeited	1.08
Options outstanding, Expired	0.52
Options Outstanding, Ending balance, Shares	7.52	$ 0.85
Weighted- Average Exercise Price - Unvested	8.17
Exercisable – June 30, 2021	$ 0.78
Weighted average remaining term, outstanding	9 days 9 hours	8 days 14 hours
Weighted average remaining term, exercised	5 days 2 hours
Weighted Average Remaining Term Granted	9 days 16 hours
Weighted- Average Remaining Term Unvested	9 days 12 hours
Weighted Average Remaining Term, Exercisable	7 days 19 hours
Outstanding aggregate intrinsic value, Beginning balance	$ 52,120,105
Outstanding aggregate intrinsic value, Ending balance	22,782,654	$ 52,120,105
Unvested aggregate intrinsic value	11,701,061
Exercisable December 31,2021	$ 11,081,593